Income Taxes (Details) - The provision for income tax Expense(Benefits) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal
State					5,726
Foreign					(27,179)	27,247
Total Current					(21,453)	27,247
Deferred:
Federal
State
Foreign
Total Deferred
Provision for income taxes	$ 530	$ (14,142)	$ 3,191	$ 12,745	$ (21,453)	$ 27,247